Organization and Nature of Business Operations	12 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Nature of Operations [Text Block]

Note 1 — Organization and Nature of Business Operations

Australia Acquisition Corp. (a corporation in the development stage) (the “Company”) was incorporated in the Cayman Islands on July 29, 2010. The Company was formed to acquire, or acquire control of, through a merger, stock exchange, asset acquisition or similar business transaction one or more currently unidentified operating businesses or assets (“Business Transaction”). The Company is considered to be in the development stage as defined under accounting principles generally accepted in the United States of America (“U.S. GAAP”) and is subject to the risks associated with activities of development stage companies.

The Company’s efforts in identifying a prospective Target Business (as defined below) will not be limited to a particular industry or geographic region; however, it expects to focus on businesses that have their primary operations located in the Commonwealth of Australia in the Company’s targeted industry sectors, which encompasses the following: mining, financial services and media, entertainment and leisure.

The Company is currently evaluating Business Transaction candidates. All activity through June 30, 2012 relates to the Company’s formation and initial public offering (the “Offering”) described below and identifying and investigating prospective Target Businesses with which to consummate a Business Transaction. As used herein, “Target Business” shall mean one or more businesses or assets that the Company may target for a Business Transaction. There can be no assurance that the Company will be able to successfully effect a Business Transaction.

The Company will not generate any operating revenues until after completion of its initial Business Transaction, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents including interest earned on amounts in the Trust Account (as defined below).

The Company consummated the Offering on November 19, 2010 and received proceeds of $61.49 million before deducting the Deferred Underwriting Discount (as defined in Note 6) of $960,000, net of the underwriters’ commissions of $1.76 million and offering costs and other expenses of approximately $750,000. The Company sold to the public 6,400,000 Units (as defined in Note 4) at a price of $10.00 per Unit. Immediately prior to the consummation of the Offering, the Company consummated the private sale of 8,000,000 Insider Warrants (as defined in Note 5) to the Company’s executive officers and directors at a price of $0.50 per Insider Warrant, generating gross proceeds of $4.0 million (the “Private Placement”). Net proceeds received by the Company from the consummation of both the Offering and the Private Placement (collectively, the “Offerings”) totaled $65.49 million.

Upon the closing of the Offerings, $64.64 million was placed in a trust account (“Trust Account”) at J.P. Morgan Chase Bank N.A. and maintained by Continental Stock Transfer & Trust Company as trustee and invested in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act of 1940, as amended (“Investment Company Act”), having a maturity of 180 days or less, or in money market funds selected by the Company meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act. The funds in the Trust Account include $960,000 representing Deferred Underwriting Discounts that will only be released to the representative of the underwriters upon completion of a Business Transaction. On June 14, 2011, pursuant to an arrangement with the representative of the underwriters to provide special financial advisory services in connection with a potential Business Transaction, the underwriters waived their right to receive the Deferred Underwriting Discount.

The funds in the Trust Account will not be released until the earlier of the consummation of a Business Transaction or the Company’s liquidation if the Company is unable to consummate a Business Transaction by November 15, 2012; provided, however, the Company shall be permitted to draw amounts from the interest earned on the funds in the Trust Account that the Company needs to pay its income or other tax obligations and any remaining interest that the Company needs for its working capital requirements. The proceeds of the Offerings held outside of the Trust Account may be used to pay for business, legal and accounting due diligence on prospective acquisitions and continuing general and administrative expenses.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Offerings, although substantially all of the net proceeds of the Offerings are intended to be generally applied toward consummating a Business Transaction with one or more Target Businesses that collectively have a fair market value of at least 80% of the value of the Trust Account (excluding taxes payable on the income earned on the Trust Account) at the time of the agreement to enter into such Business Transaction.

The Company, after signing a definitive agreement for the acquisition of one or more Target Businesses, might not submit the transaction for shareholder approval. If no shareholder approval is sought, the Company will proceed with a Business Transaction if it is approved by its board of directors and holders of less than 92% of the Company’s public Ordinary Shares exercise their redemption rights. The Company will conduct the redemptions without a shareholder vote pursuant to the tender offer rules. In connection with redemptions under the tender offer rules, public shareholders properly exercising their redemption rights shall be entitled to receive a per share pro rata portion of the Trust Account (excluding taxes and interest) as of the commencement of the tender offer. In the event that the Company seeks shareholder approval in connection with its Business Transaction, the Company will proceed with a Business Transaction only if a majority of the outstanding Ordinary Shares (as defined in Note 4) voted are voted in favor of the Business Transaction and holders of less than 92% of the Company’s public Ordinary Shares exercise their redemption rights. However, the Company's officers’, directors’ or their affiliates’ participation in privately-negotiated transactions (as described in the prospectus relating to the Offering), if any, could result in the approval of a Business Transaction even if the holders of a majority of the Company’s public Ordinary Shares either vote against, or indicate their intention to vote against, or the holders of 92% or more of the Company’s public Ordinary Shares exercise or indicate their intention to exercise their redemption rights in connection with such Business Transaction. If the Company seeks shareholder approval of a Business Transaction and is deemed a foreign private issuer at such time or is otherwise required to comply with the foreign private issuer rules, the public shareholders will be required to exercise their redemption rights in accordance with the tender offer rules. If the Company is no longer subject to the foreign private issuer rules and conducts a shareholder vote pursuant to a proxy statement under the proxy rules, the public shareholders will be able to redeem their Ordinary Shares in connection with such vote. In connection with a shareholder vote and redemption under the proxy rules, if a Business Transaction is approved and consummated: public shareholders voting in favor of or against the Business Transaction and electing to redeem Ordinary Shares shall be entitled to receive a per share pro rata portion of the Trust Account (excluding taxes and interest). The Ordinary Shares subject to possible redemption have been recorded at fair value and classified as temporary equity, in accordance with U.S. GAAP. The Company’s Initial Shareholders (as defined in Note 5) consisting of all of the officers and directors have agreed, in the event the Company seeks shareholder approval of its Business Transaction, to vote their Initial Ordinary Shares (as defined in Note 5) in favor of a Business Transaction. The Company’s officers and directors have also agreed to vote Ordinary Shares acquired by them in the Offering or in the aftermarket in favor of a Business Transaction submitted to the Company’s shareholders for approval.

The Company’s memorandum and articles of association, as amended, provide that if after 24 months from the date of the prospectus relating to the Offering the Company has not completed a Business Transaction, it will go through an automatic liquidation. This has the same effect as if the Company’s board of directors and shareholders had formally voted to approve its voluntary winding up under the Companies Law in the Cayman Islands. As a result, no vote would be required from the Company’s shareholders to commence such a voluntary winding up. In the event of liquidation, it is likely that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the price per share in the Offering (assuming no value is attributed to the Warrants contained in the Units offered in the Offering discussed in Note 4).